Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cost of revenues	¥ (387,272)	$ (59,352)	¥ (396,316)	¥ (330,376)
Gross profit	1,816,519	278,394	1,797,586	1,643,609
Operating expenses
Sales and marketing expenses	(2,123,618)	(325,459)	(1,792,285)	(2,152,830)
General and administrative expenses	(275,391)	(42,206)	(363,307)	(443,691)
Total operating expenses	(2,465,537)	(377,861)	(2,257,309)	(2,672,543)
Loss from operations	(649,018)	(99,467)	(459,723)	(1,028,934)
Interest income	25,809	3,957	60,166	70,355
Loss before income tax expenses	(432,573)	(66,294)	(392,589)	(928,660)
Income tax expenses	(236)	(36)	2,440	0
Net loss	(430,988)	(66,051)	(395,165)	(926,950)
Parent Company
Cost of revenues	(163)	(25)	(317)	(475)
Gross profit	(163)	(25)	(317)	(475)
Operating expenses
Sales and marketing expenses	(14,278)	(2,188)	(674)	(820)
General and administrative expenses	(61,500)	(9,425)	(22,850)	(15,335)
Total operating expenses	(75,778)	(11,613)	(23,524)	(16,155)
Loss from operations	(75,941)	(11,638)	(23,841)	(16,630)
Interest income	14,880	2,280	38,331	33,525
Loss before income tax expenses	(61,061)	(9,358)	14,490	16,895
Income tax expenses	0	0	0	0
Loss from investment in subsidiaries	(369,481)	(56,625)	(409,307)	(943,781)
Net loss	¥ (430,542)	$ (65,983)	¥ (394,817)	¥ (926,886)